Consolidated Balance Sheets (USD $)	Dec. 31, 2012 Successor [Member]		Dec. 31, 2012 Successor [Member] Convertible Preferred Stock [Member]	Dec. 31, 2012 Successor [Member] Common Class A [Member]	Dec. 31, 2012 Successor [Member] Common Class B [Member]	Dec. 31, 2012 Successor [Member] Common Class C [Member]	Dec. 31, 2012 Successor [Member] Common Class D [Member]	Dec. 31, 2012 Successor [Member] Senior Secured Term Loan Due 2015 [Member] Liabilities Not Subject To Compromise [Member]	Dec. 31, 2012 Successor [Member] 7 5/8% Senior Notes Due December 15, 2012 [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2012 Successor [Member] 10 3/4% Senior Notes Due April 1, 2013 [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2012 Successor [Member] 7 1/2% Senior Notes Due February 15, 2014 [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2011 Predecessor [Member] Convertible Preferred Stock [Member]	Dec. 31, 2011 Predecessor [Member] Common Class A [Member]	Dec. 31, 2011 Predecessor [Member] Common Class B [Member]	Dec. 31, 2011 Predecessor [Member] Common Class C [Member]	Dec. 31, 2011 Predecessor [Member] Common Class D [Member]	Dec. 31, 2011 Predecessor [Member] Senior Secured Term Loan Due 2015 [Member] Liabilities Not Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] 7 5/8% Senior Notes Due December 15, 2012 [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] 10 3/4% Senior Notes Due April 1, 2013 [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] 7 1/2% Senior Notes Due February 15, 2014 [Member] Liabilities Subject To Compromise [Member]
ASSETS
Cash and cash equivalents - Note 1	$ 71,075,000											$ 20,061,000
Restricted cash - Note 1	853,000											852,000
Receivables	14,789,000											13,732,000
Real estate inventories - Note 7
Owned	421,630,000											398,534,000
Not owned	39,029,000	[1]										47,408,000	[1]
Deferred loan costs, net	7,036,000											8,810,000
Goodwill - Note 8	14,209,000
Intangibles, net of accumulated amortization of $5,757 as of December 31, 2012 - Note 9	4,620,000
Other assets, net	7,906,000											7,554,000
Total assets	581,147,000											496,951,000
Liabilities not subject to compromise
Accounts payable	18,735,000
Accrued expenses	41,770,000
Liabilities from inventories not owned - Note 15	39,029,000
Notes payable - Note 10	13,248,000											74,009,000
Secured debt																			206,000,000
Liabilities	437,782,000											666,821,000
Liabilities subject to compromise
Accounts payable	18,735,000
Accrued expenses	41,770,000
Senior Notes																				66,704,000	138,912,000	77,867,000
Liabilities	437,782,000											666,821,000
Commitments and contingencies - Note 19
Redeemable convertible preferred stock - Note 16:
Redeemable convertible preferred stock, par value $0.01 per share; 80,000,000 shares authorized; 77,005,744 shares issued and outstanding at December 31, 2012	71,246,000		71,246,000
Equity (deficit):
Common stock				701,000	315,000	160,000	25,000
Additional paid-in capital	73,113,000											48,867,000
Accumulated deficit	(11,602,000)											(228,383,000)
Total William Lyon Homes stockholders' equity (deficit)	62,712,000											(179,516,000)
Noncontrolling interest - Note 5	9,407,000											9,646,000
Total equity (deficit)	72,119,000											(169,870,000)
Total liabilities and equity (deficit)	$ 581,147,000											$ 496,951,000

[1]	Represents the consolidation of a land banking arrangement which does not obligate the Company to purchase the lots, however, based on certain factors, the Company has determined it is economically compelled to purchase the lots in the land banking arrangement, which has been consolidated. Amounts are net of deposits.